Summary of Gross Unrecognized Tax Benefits Changes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 22,447	¥ 16,901	¥ 15,453
Additions based on tax positions related to the current year	310	2,401	4,187
Additions for tax positions of prior years	491	4,339	10,801
Reductions for tax positions of prior years	(1,273)	(1,619)	(363)
Reductions for tax positions related to lapse of statute of limitations
Reductions for settlements	(3,771)	(2,776)	(12,820)
Other	1,189	3,201	(357)
Balance at end of year	¥ 19,393	¥ 22,447	¥ 16,901